Share-based Compensation - Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 32,363,000	$ 31,481,000	$ 11,974,000
Equity award – share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	14,315,000	16,672,000	7,192,000
Equity award - restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	1,824,000	3,385,000	1,193,000
Share-based compensation, amount capitalized	0	0	0
Equity award - restricted shares | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	200,000	700,000	900,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	11,712,000	5,588,000	136,000
Liability award – Venture Partners Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	4,512,000	5,836,000	3,453,000
Restricted Shares, Post-Combination Compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	1,300,000	2,700,000	300,000
Shares Post Combination Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	4,000,000.0	5,700,000	0
API Restricted Shares Post Combination Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental sharebased compensation expense		700,000
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	906,000	879,000	357,000
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	18,055,000	19,737,000	5,312,000
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	6,140,000	4,843,000	2,061,000
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 7,262,000	$ 6,022,000	$ 4,244,000